Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Future undiscounted cash flows for operating leases and reconciliation to operating lease liability
For operating leases where we are the lessee, our future undiscounted cash flows are as follows:

Successor
(In $ millions)	Year ended December 31, 2019
2020	17
2021	16
2022	9
2023	2
2024 and thereafter	1
Total	45
The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheet as at December 31, 2019:

Successor
(In $ millions)	Year ended December 31, 2019
Total undiscounted cash flows	45
Less short term leases	(1)
Less discount	(8)
Operating lease liability	36
Of which:
Current	12
Non-current	24

Supplementary information regarding lease accounting
Rental expense was as follows:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Rent expense	13	7	9	19
Total rent expense	13	7	9	19
The following table gives supplementary information regarding our lease accounting at December 31, 2019:

Successor
(In $ million)	Year ended December 31, 2019
Operating Lease Cost:
Operating lease cost	13
Total Lease cost	13

Other information:
Cash paid for amounts included in the measurement of lease liabilities- Operating Cash flows	13
Right-of-use assets obtained in exchange for operating lease liabilities during the period	19
Weighted-average remaining lease term in months	18
Weighted-average discount rate	13%

Operating subleases and leases, lessor, future undiscounted cash flows, and income
For operating leases where we are the lessor, our future undiscounted cash flows are as follows:

Successor
(In $ millions)	Year ended December 31, 2019
2020	10
2021	10
2022	10
2023	9
2024 and thereafter	—
Total	39

Successor
(In $ million)	Year ended December 31, 2019
Operating Lease Income:
Operating lease income	1
Total Lease income	1
For our operating subleases, the future undiscounted cash flows are as follows:

Successor
(In $ millions)	Year ended December 31, 2019
2020	1
2021	1
2022	1
2023	—
2024 and thereafter	—
Total	3